Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 6,580	$ 8,496	$ 11,390
Restricted cash	50	50	50
Short-term investments			3,000
Prepaid expenses and other current assets	351	442	303
Total current assets	6,981	8,988	14,743
Equipment and furnishings, net of accumulated depreciation of $702 and $632, in 2014 and 2013, respectively	170	183	177
Other assets	18	18	18
Total assets	7,169	9,189	14,938
Current liabilities:
Accounts payable	459	285	163
Accrued expenses and other current liabilities	1,097	1,002	1,795
Deferred revenue		47	118
Total current liabilities	1,556	1,334	2,076
Commitments and contingencies
Stockholders' equity (Note 6):
Preferred stock	0	0	0
Common stock, par value	3	2	1
Additional paid-in capital	52,331	48,047	40,969
Accumulated deficit	(49,827)	(46,882)	(38,082)
Total stockholders' equity	2,528	2,745	4,942
Total liabilities, convertible preferred stock and stockholders' equity	7,169	9,189	14,938
Series A Convertible Preferred Stock [Member]
Convertible preferred stock (Note 5)
Series A convertible preferred stock	3,085	5,110	7,920
Series A-1 Convertible Preferred Stock [Member]
Stockholders' equity (Note 6):
Preferred stock	21	1,578	2,054
Total stockholders' equity		$ 1,578	$ 2,054